Selected Statements of Comprehensive Loss Data	12 Months Ended
Dec. 31, 2022
Selected Statements of Comprehensive Loss Data [Abstract]
SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA

NOTE 10:- SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA

a.	Research and development expenses:

	For the Year Ended December 31
	2022	2021

Subcontractors and consultants	$551	$765
Share based compensation	600	-
Laboratory services	27	11

	$1,178	$776

b.	General and administrative expenses:

	For the Year Ended December 31
	2022	2021

Professional services	$289	$697
Share based compensation	1,690	-
Consulting services	113	120
Rent and office maintenance	9	31
Others	38	5

	$2,139	$853

c.	Financial expenses, net:

	For the Year Ended December 31
	2022	2021

Bank fees	$3	$2
Exchange rate differences	38	(7)
Total financial expenses, net	$41	$(5)